Intangible Assets, Net - Additional Information (Detail) - Software developed [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs related to Software in development	$ 274	R$ 1,060
Borrowing costs, capitalization percentage	3.00%	3.00%